DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO     TWO WORLD TRADE
CENTER, NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997

DEAR SHAREHOLDER:

The stock market, aided by low inflation, gained 10.58 percent for the six-month period ended December 31, 1997. Long-term interest rates declined as an anticipation of slowing world economic growth, outweighed concerns about increasing wage inflation in the United States when the unemployment rate hit a 24-year low of 4.6 percent in November.

The second half of 1997 also saw a great degree of turmoil in world financial markets, due primarily to the Asian currency crisis, that is likely to continue to affect the U.S. economic outlook over the coming year. As momentum is lost from foreign trade, domestic economic growth should moderate and the threat of inflation should diminish. Thus, while market volatility is likely to remain high in the near term, we believe slower but still moderate economic growth in the United States will be positive for the financial markets as inflation should remain low and the Federal Reserve Board is unlikely to raise interest rates.

PERFORMANCE AND PORTFOLIO

On July 28, 1997, Dean Witter Value-Added Market Series - Equity Portfolio began offering four classes of shares -- A, B, C and D -- each with its own sales charge and distribution fee structure. A revised prospectus, which includes complete details regarding the Fund's conversion to multiple classes of shares, was mailed to shareholders in midsummer.

During the six-month period ended December 31, 1997, the Fund's Class B shares produced a total return of 9.60 percent, compared to 10.58 percent for the Standard & Poor's 500 Composite Stock Index (S&P 500 Index) and 9.51 percent for the Lipper Growth and Income Funds Index. While the Fund outperformed the S&P 500 Index during the third quarter of 1997, it underperformed it during the fourth quarter as both small-cap and cyclical stocks came under pressure.

DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

The Fund invests in substantially all the stocks included in the S&P 500 Index. Unlike the S&P 500 Index, the Fund equally weights all stock positions, thereby emphasizing the stocks of smaller- to medium-sized companies, which have historically outperformed larger-capitalization companies. Large-capitalization stocks, however, have been the market leaders for the last three years, overshadowing the solid returns provided by small- and mid-cap stocks. Due to the Asian currency crisis, investors in emerging markets may choose to evaluate the attractiveness of the neglected domestic small- and mid-cap sectors. Such a scenario would bode well for the equally weighted strategy employed by the Fund.

LOOKING AHEAD

Historically, the Fund has had strong relative returns during periods when small-cap stocks have outperformed larger ones (e.g., 1991 through 1993). Since 1995, however, large-cap multinationals have been the market leaders, resulting in the Fund's relative underperformance. We believe that we are now at a point in the economic cycle where small caps may once again be positioned to outperform large-cap stocks. Many relative valuation measures, such as price-to-book, dividend yield and price-to-earnings, indicate that small-cap issues are currently undervalued relative to large caps. In addition, an expected strong dollar should reduce the relative earnings growth of large multinationals, thus making small and mid-caps more attractive to investors.

We appreciate your support of Dean Witter Value-Added Market Series - Equity Portfolio and look forward to continuing to serve your financial needs and objectives.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997 (UNAUDITED)

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (97.8%)
           ADVERTISING/MARKETING SERVICES (0.4%)
  72,000   Cognizant Corp.......................................................................  $    3,208,500
  64,000   Interpublic Group of Companies, Inc..................................................       3,188,000
                                                                                                  --------------
                                                                                                       6,396,500
                                                                                                  --------------
           AEROSPACE & DEFENSE (0.7%)
  58,000   Boeing Co............................................................................       2,838,375
  33,000   General Dynamics Corp................................................................       2,852,437
  29,000   Lockheed Martin Corp.................................................................       2,856,500
  26,000   Northrop Grumman Corp................................................................       2,990,000
                                                                                                  --------------
                                                                                                      11,537,312
                                                                                                  --------------
           AGRICULTURE RELATED (0.4%)
 133,350   Archer-Daniels-Midland Co............................................................       2,892,028
  30,000   Pioneer Hi-Bred International, Inc...................................................       3,217,500
                                                                                                  --------------
                                                                                                       6,109,528
                                                                                                  --------------
           AIR FREIGHT (0.2%)
  48,000   Federal Express Corp.*...............................................................       2,931,000
                                                                                                  --------------
           AIRLINES (0.8%)
  25,500   AMR Corp.*...........................................................................       3,276,750
  26,600   Delta Air Lines, Inc.................................................................       3,165,400
 137,000   Southwest Airlines Co................................................................       3,373,625
  54,000   US Airways Group Inc.*...............................................................       3,375,000
                                                                                                  --------------
                                                                                                      13,190,775
                                                                                                  --------------
           ALUMINUM (0.5%)
 103,000   Alcan Aluminium Ltd. (Canada)........................................................       2,845,375
  41,000   Aluminum Co. of America..............................................................       2,885,375
  48,000   Reynolds Metals Co...................................................................       2,880,000
                                                                                                  --------------
                                                                                                       8,610,750
                                                                                                  --------------
           AUTO PARTS - AFTER MARKET (1.5%)
 117,000   Cooper Tire & Rubber Co..............................................................       2,851,875
  65,000   Dana Corp............................................................................       3,087,500
  80,000   Echlin, Inc..........................................................................       2,895,000
  91,000   Genuine Parts Co.....................................................................       3,088,312
  44,000   Goodyear Tire & Rubber Co............................................................       2,799,500
  94,000   ITT Industries, Inc..................................................................       2,949,250
  65,000   Snap-On, Inc.........................................................................       2,835,625
  51,000   TRW, Inc.............................................................................       2,722,125
                                                                                                  --------------
                                                                                                      23,229,187
                                                                                                  --------------
           AUTOMOBILES (0.6%)
  86,000   Chrysler Corp........................................................................       3,026,125
  66,000   Ford Motor Co........................................................................       3,213,375
  49,000   General Motors Corp..................................................................       2,970,625
                                                                                                  --------------
                                                                                                       9,210,125
                                                                                                  --------------

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           BANKS - MONEY CENTER (1.5%)
  43,000   BankAmerica Corp.....................................................................  $    3,139,000
  25,000   Bankers Trust New York Corp..........................................................       2,810,937
  25,500   Chase Manhattan Corp.................................................................       2,792,250
  22,000   Citicorp.............................................................................       2,781,625
  38,000   First Chicago NBD Corp...............................................................       3,173,000
  59,000   First Union Corp.....................................................................       3,023,750
  24,500   Morgan (J.P.) & Co., Inc.............................................................       2,765,437
  46,000   NationsBank Corp.....................................................................       2,797,375
                                                                                                  --------------
                                                                                                      23,283,374
                                                                                                  --------------
           BANKS - REGIONAL (4.4%)
  51,500   Banc One Corp........................................................................       2,797,094
  56,000   Bank of New York Co., Inc............................................................       3,237,500
  33,500   BankBoston Corp......................................................................       3,146,906
  43,000   Barnett Banks, Inc...................................................................       3,090,625
  44,000   BB&T Corporation.....................................................................       2,818,750
  35,000   Comerica, Inc........................................................................       3,158,750
  39,000   CoreStates Financial Corp............................................................       3,122,437
  38,000   Fifth Third Bancorp..................................................................       3,101,750
  44,000   Fleet Financial Group, Inc...........................................................       3,297,250
  78,000   Huntington Bancshares, Inc...........................................................       2,798,250
  44,500   KeyCorp..............................................................................       3,151,156
  52,000   Mellon Bank Corp.....................................................................       3,152,500
  50,000   National City Corp...................................................................       3,287,500
  87,000   Norwest Corp.........................................................................       3,360,375
  56,000   PNC Bank Corp........................................................................       3,195,500
  26,000   Republic New York Corp...............................................................       2,968,875
  50,000   State Street Corp....................................................................       2,909,375
  44,000   SunTrust Banks, Inc..................................................................       3,140,500
  85,000   Synovus Financial Corp...............................................................       2,783,750
  28,000   U.S. Bancorp.........................................................................       3,134,250
  39,000   Wachovia Corp........................................................................       3,163,875
   9,000   Wells Fargo & Co.....................................................................       3,054,937
                                                                                                  --------------
                                                                                                      67,871,905
                                                                                                  --------------
           BEVERAGES - ALCOHOLIC (0.8%)
  69,000   Anheuser-Busch Companies, Inc........................................................       3,036,000
  58,000   Brown-Forman Corp. (Class B).........................................................       3,204,500
  91,000   Coors (Adolph) Co. (Class B).........................................................       3,014,375
  90,000   Seagram Co. Ltd. (Canada)............................................................       2,908,125
                                                                                                  --------------
                                                                                                      12,163,000
                                                                                                  --------------
           BEVERAGES - SOFT DRINKS (0.6%)
  45,000   Coca Cola Co.........................................................................       2,998,125
  80,000   PepsiCo, Inc.........................................................................       2,915,000
 105,500   Whitman Corp.........................................................................       2,749,594
                                                                                                  --------------
                                                                                                       8,662,719
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           BIOTECHNOLOGY (0.2%)
  58,000   Amgen Inc.*..........................................................................  $    3,139,250
                                                                                                  --------------
           BROADCAST MEDIA (1.0%)
 110,000   CBS Corp.............................................................................       3,238,125
  41,000   Clear Channel Communications, Inc.*..................................................       3,256,937
 100,000   Comcast Corp. (Class A Special)......................................................       3,150,000
 111,000   Tele-Communications, Inc. (Class A)*.................................................       3,094,125
 115,000   U.S. West Media Group, Inc.*.........................................................       3,320,625
                                                                                                  --------------
                                                                                                      16,059,812
                                                                                                  --------------
           BUILDING MATERIALS (0.6%)
  43,000   Armstrong World Industries Inc.......................................................       3,214,250
  60,000   Masco Corp...........................................................................       3,052,500
  81,000   Owens-Corning Fiberglas Corp.........................................................       2,764,125
                                                                                                  --------------
                                                                                                       9,030,875
                                                                                                  --------------
           CHEMICALS (1.4%)
  37,000   Air Products & Chemicals, Inc........................................................       3,043,250
  31,000   Dow Chemical Co......................................................................       3,146,500
  51,000   DuPont (E.I) de Nemours & Co., Inc...................................................       3,063,187
  48,000   Eastman Chemical Co..................................................................       2,859,000
  69,000   Praxair, Inc.........................................................................       3,105,000
  32,000   Rohm & Haas Co.......................................................................       3,064,000
  71,000   Union Carbide Corp...................................................................       3,048,562
                                                                                                  --------------
                                                                                                      21,329,499
                                                                                                  --------------
           CHEMICALS - DIVERSIFIED (0.9%)
 161,000   Engelhard Corp.......................................................................       2,797,375
  43,000   FMC Corp.*...........................................................................       2,894,437
  68,000   Goodrich (B.F.) Co...................................................................       2,817,750
  74,000   Monsanto Co..........................................................................       3,108,000
  49,000   PPG Industries, Inc..................................................................       2,799,125
                                                                                                  --------------
                                                                                                      14,416,687
                                                                                                  --------------
           CHEMICALS - SPECIALTY (1.5%)
  58,000   Ecolab, Inc..........................................................................       3,215,375
  39,000   Grace (W. R.) & Co...................................................................       3,137,062
  63,000   Great Lakes Chemical Corp............................................................       2,827,125
  64,000   Hercules, Inc........................................................................       3,204,000
  57,000   International Flavors & Fragrances Inc...............................................       2,935,500
  88,000   Morton International, Inc............................................................       3,025,000
  72,000   Nalco Chemical Co....................................................................       2,848,500

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  82,000   Sigma-Aldrich Corp...................................................................  $    3,239,000
                                                                                                  --------------
                                                                                                      24,431,562
                                                                                                  --------------
           COMMERCIAL & CONSUMER SERVICES (1.0%)
  69,000   Block (H.&R.), Inc...................................................................       3,092,062
  96,000   Cendant Corp.*.......................................................................       3,300,000
 100,000   Dun & Bradstreet Corp................................................................       3,093,750
 205,000   Laidlaw, Inc. (Canada)...............................................................       2,793,125
  86,000   Service Corp. International..........................................................       3,176,625
                                                                                                  --------------
                                                                                                      15,455,562
                                                                                                  --------------
           COMMUNICATIONS EQUIPMENT (1.7%)
 120,000   Andrew Corp.*........................................................................       2,872,500
 120,000   DSC Communications Corp.*............................................................       2,865,000
  69,000   Harris Corp..........................................................................       3,165,375
  38,500   Lucent Technologies Inc..............................................................       3,075,187
  50,000   Motorola, Inc........................................................................       2,853,125
 178,000   NextLevel Systems, Inc.*.............................................................       3,181,750
  32,000   Northern Telecom Ltd. (Canada).......................................................       2,848,000
 163,000   Scientific-Atlanta, Inc..............................................................       2,730,250
  54,000   Tellabs, Inc.*.......................................................................       2,845,125
                                                                                                  --------------
                                                                                                      26,436,312
                                                                                                  --------------
           COMPUTER - NETWORKING (0.7%)
  83,000   3Com Corp.*..........................................................................       2,894,625
 115,000   Bay Networks, Inc.*..................................................................       2,939,687
 201,000   Cabletron Systems, Inc.*.............................................................       3,015,000
  56,000   Cisco Systems, Inc.*.................................................................       3,122,000
                                                                                                  --------------
                                                                                                      11,971,312
                                                                                                  --------------
           COMPUTER SOFTWARE & SERVICES (2.2%)
  75,000   Adobe Systems, Inc...................................................................       3,084,375
  78,000   Autodesk, Inc........................................................................       2,866,500
  60,000   Computer Associates International, Inc...............................................       3,172,500
  40,000   Computer Sciences Corp.*.............................................................       3,340,000
  60,000   HBO & Co.............................................................................       2,876,250
  22,000   Microsoft Corp.*.....................................................................       2,842,125
 390,000   Novell, Inc.*........................................................................       2,900,625
 131,000   Oracle Corp.*........................................................................       2,914,750
  66,000   Parametric Technology Corp.*.........................................................       3,118,500
  50,000   Shared Medical Systems Corp..........................................................       3,300,000
 222,000   Unisys Corp.*........................................................................       3,080,250
                                                                                                  --------------
                                                                                                      33,495,875
                                                                                                  --------------
           COMPUTERS - PERIPHERAL EQUIPMENT (0.4%)
 108,000   EMC Corp.*...........................................................................       2,963,250
 144,000   Seagate Technology, Inc.*............................................................       2,772,000
                                                                                                  --------------
                                                                                                       5,735,250
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           COMPUTERS - SYSTEMS (1.7%)
 210,000   Apple Computer, Inc.*................................................................  $    2,743,125
  51,000   COMPAQ Computer Corp.................................................................       2,878,312
 166,000   Data General Corp.*..................................................................       2,894,625
  33,000   Dell Computer Corp.*.................................................................       2,772,000
  76,000   Digital Equipment Corp.*.............................................................       2,812,000
  47,000   Hewlett-Packard Co...................................................................       2,937,500
  29,000   International Business Machines Corp.................................................       3,032,312
 234,000   Silicon Graphics, Inc.*..............................................................       2,910,375
  78,000   Sun Microsystems, Inc.*..............................................................       3,110,250
                                                                                                  --------------
                                                                                                      26,090,499
                                                                                                  --------------
           CONSUMER - NONCYCLICAL (0.4%)
  81,500   American Greetings Corp. (Class A)...................................................       3,188,687
 122,000   Jostens, Inc.........................................................................       2,813,625
                                                                                                  --------------
                                                                                                       6,002,312
                                                                                                  --------------
           CONTAINERS - METAL & GLASS (0.6%)
  89,400   Ball Corp............................................................................       3,156,937
  64,000   Crown Cork & Seal Co., Inc...........................................................       3,208,000
  87,000   Owens-Illinois, Inc.*................................................................       3,300,562
                                                                                                  --------------
                                                                                                       9,665,499
                                                                                                  --------------
           CONTAINERS - PAPER (0.7%)
  69,800   Bemis Company, Inc...................................................................       3,075,562
 267,000   Stone Container Corp.................................................................       2,786,812
  55,000   Temple-Inland, Inc...................................................................       2,877,187
  53,000   Union Camp Corp......................................................................       2,845,437
                                                                                                  --------------
                                                                                                      11,584,998
                                                                                                  --------------
           DATA PROCESSING (0.8%)
  53,000   Automatic Data Processing, Inc.......................................................       3,252,875
  69,000   Ceridian Corp.*......................................................................       3,161,062
  92,000   Equifax, Inc.........................................................................       3,260,250
 103,000   First Data Corp......................................................................       3,012,750
                                                                                                  --------------
                                                                                                      12,686,937
                                                                                                  --------------
           DISTRIBUTORS - FOOD & HEALTH (0.8%)
  43,000   Cardinal Health, Inc.................................................................       3,230,375
 157,000   Fleming Companies, Inc...............................................................       2,109,687
  74,500   Supervalu, Inc.......................................................................       3,119,687
  70,000   Sysco Corp...........................................................................       3,189,375
                                                                                                  --------------
                                                                                                      11,649,124
                                                                                                  --------------
           ELECTRICAL EQUIPMENT (1.5%)
  70,000   AMP, Inc.............................................................................       2,940,000
  49,000   Emerson Electric Co..................................................................       2,765,437
  43,000   General Electric Co..................................................................       3,155,125
  72,000   General Signal Corp..................................................................       3,037,500
  43,000   Honeywell, Inc.......................................................................       2,945,500

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  68,000   Raychem Corp.........................................................................  $    2,928,250
  57,000   Rockwell International Corp..........................................................       2,978,250
  60,000   Thomas & Betts Corp..................................................................       2,835,000
                                                                                                  --------------
                                                                                                      23,585,062
                                                                                                  --------------
           ELECTRONIC COMPONENTS (0.2%)
  32,000   Grainger (W.W.), Inc.................................................................       3,110,000
                                                                                                  --------------
           ELECTRONICS - DEFENSE (0.2%)
  56,000   Raytheon Co. (Class B)...............................................................       2,828,036
                                                                                                  --------------
           ELECTRONICS - INSTRUMENTATION (0.6%)
 135,000   EG & G, Inc..........................................................................       2,809,687
  41,000   Perkin-Elmer Corp....................................................................       2,913,562
  72,000   Tektronix, Inc.......................................................................       2,857,500
                                                                                                  --------------
                                                                                                       8,580,749
                                                                                                  --------------
           ELECTRONICS - SEMICONDUCTORS (1.1%)
 161,000   Advanced Micro Devices, Inc.*........................................................       2,887,937
  39,000   Intel Corp...........................................................................       2,737,312
 139,000   LSI Logic Corp.*.....................................................................       2,745,250
 110,000   Micron Technology, Inc.*.............................................................       2,860,000
 114,000   National Semiconductor Corp.*........................................................       2,956,875
  62,000   Texas Instruments, Inc...............................................................       2,790,000
                                                                                                  --------------
                                                                                                      16,977,374
                                                                                                  --------------
           ENGINEERING & CONSTRUCTION (0.6%)
  78,000   Fluor Corp...........................................................................       2,915,250
 105,000   Foster Wheeler Corp..................................................................       2,841,562
  88,000   McDermott International, Inc.........................................................       3,223,000
                                                                                                  --------------
                                                                                                       8,979,812
                                                                                                  --------------
           ENTERTAINMENT (0.8%)
  54,900   King World Productions Inc.*.........................................................       3,170,475
  52,000   Time Warner, Inc.....................................................................       3,224,000
  77,000   Viacom, Inc. (Class B)*..............................................................       3,190,687
  32,000   Walt Disney Co.......................................................................       3,170,000
                                                                                                  --------------
                                                                                                      12,755,162
                                                                                                  --------------
           FACILITIES & ENVIRONMENTAL SERVICES (0.2%)
 114,000   Safety-Kleen Corp....................................................................       3,127,875
                                                                                                  --------------
           FINANCE - CONSUMER (1.2%)
  38,500   Beneficial Corp......................................................................       3,200,312
  75,000   Countrywide Credit Industries, Inc...................................................       3,215,625
 111,000   Green Tree Financial Corp............................................................       2,906,812
  25,500   Household International, Inc.........................................................       3,252,844
 114,750   MBNA Corp............................................................................       3,134,109

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  73,000   Providian Financial Corp.............................................................  $    3,298,687
                                                                                                  --------------
                                                                                                      19,008,389
                                                                                                  --------------
           FINANCE - DIVERSIFIED (1.6%)
  34,000   American Express Co..................................................................       3,034,500
  58,665   American General Corp................................................................       3,171,577
  56,000   Fannie Mae...........................................................................       3,195,500
  75,000   Freddie Mac..........................................................................       3,145,312
  49,000   MBIA Inc.............................................................................       3,273,812
  47,000   MGIC Investment Corp.................................................................       3,125,500
  55,000   Morgan Stanley, Dean Witter, Discover & Co. (Note 4).................................       3,251,875
  77,000   SunAmerica, Inc......................................................................       3,291,750
                                                                                                  --------------
                                                                                                      25,489,826
                                                                                                  --------------
           FOODS (2.4%)
  54,000   Campbell Soup Co.....................................................................       3,138,750
  87,600   ConAgra, Inc.........................................................................       2,874,375
  30,000   CPC International Inc................................................................       3,232,500
  42,000   General Mills, Inc...................................................................       3,008,250
  62,000   Heinz (H.J.) Co......................................................................       3,150,375
  51,000   Hershey Foods Corp...................................................................       3,158,812
  62,000   Kellogg Co...........................................................................       3,076,750
  58,000   Quaker Oats Company (The)............................................................       3,059,500
  32,000   Ralston-Ralston Purina Group.........................................................       2,974,000
  56,000   Sara Lee Corp........................................................................       3,153,500
  50,000   Unilever NV (ADR) (Netherlands)......................................................       3,121,875
  38,100   Wrigley (Wm.) Jr. Co. (Class A)......................................................       3,031,331
                                                                                                  --------------
                                                                                                      36,980,018
                                                                                                  --------------
           FOOTWEAR (0.4%)
  71,000   Nike, Inc. (Class B).................................................................       2,786,750
  97,000   Reebok International Ltd. (United Kingdom)*..........................................       2,794,812
                                                                                                  --------------
                                                                                                       5,581,562
                                                                                                  --------------
           GAMING, LOTTERY, & PARI-MUTUEL COMPANIES (0.4%)
 153,000   Harrah's Entertainment, Inc.*........................................................       2,887,875
 126,000   Mirage Resorts, Inc.*................................................................       2,866,500
                                                                                                  --------------
                                                                                                       5,754,375
                                                                                                  --------------
           GOLD & PRECIOUS METALS MINING (1.0%)
 152,000   Barrick Gold Corp. (Canada)..........................................................       2,831,000
 518,000   Battle Mountain Gold Co..............................................................       3,043,250
 555,000   Echo Bay Mines Ltd. (Canada).........................................................       1,352,812

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
 330,000   Homestake Mining Co..................................................................  $    2,928,750
  96,000   Newmont Mining Corp..................................................................       2,820,000
 231,000   Placer Dome Inc. (Canada)............................................................       2,930,812
                                                                                                  --------------
                                                                                                      15,906,624
                                                                                                  --------------
           HARDWARE & TOOLS (0.4%)
  80,000   Black & Decker Corp..................................................................       3,125,000
  66,000   Stanley Works........................................................................       3,114,375
                                                                                                  --------------
                                                                                                       6,239,375
                                                                                                  --------------
           HEALTHCARE - DIVERSIFIED (1.4%)
  45,000   Abbott Laboratories..................................................................       2,950,312
  86,000   Allergan, Inc........................................................................       2,886,375
  40,000   American Home Products Corp..........................................................       3,060,000
  34,000   Bristol-Myers Squibb Co..............................................................       3,217,250
  47,000   Johnson & Johnson....................................................................       3,096,125
  83,000   Mallinckrodt Group, Inc..............................................................       3,154,000
  23,500   Warner-Lambert Co....................................................................       2,914,000
                                                                                                  --------------
                                                                                                      21,278,062
                                                                                                  --------------
           HEALTHCARE - DRUGS (1.0%)
  44,000   Lilly (Eli) & Co.....................................................................       3,063,500
  28,000   Merck & Co., Inc.....................................................................       2,975,000
  43,000   Pfizer, Inc..........................................................................       3,206,187
  84,000   Pharmacia & Upjohn, Inc..............................................................       3,076,500
  52,000   Schering-Plough Corp.................................................................       3,230,500
                                                                                                  --------------
                                                                                                      15,551,687
                                                                                                  --------------
           HEALTHCARE - HMOS (0.4%)
 147,000   Humana, Inc.*........................................................................       3,050,250
  62,000   United Healthcare Corp...............................................................       3,080,625
                                                                                                  --------------
                                                                                                       6,130,875
                                                                                                  --------------
           HEALTHCARE - LONG TERM (0.4%)
 111,000   Healthsouth Corp.*...................................................................       3,080,250
  91,000   Manor Care, Inc......................................................................       3,185,000
                                                                                                  --------------
                                                                                                       6,265,250
                                                                                                  --------------
           HEALTHCARE - SPECIALIZED SERVICES (0.2%)
 102,000   ALZA Corp. (Class A)*................................................................       3,244,875
                                                                                                  --------------
           HEAVY DUTY TRUCKS & PARTS (0.6%)
  53,000   Cummins Engine Co., Inc..............................................................       3,130,312
 123,000   Navistar International Corp.*........................................................       3,051,937
  57,000   PACCAR, Inc..........................................................................       2,992,500
                                                                                                  --------------
                                                                                                       9,174,749
                                                                                                  --------------
           HOME BUILDING (0.8%)
  51,000   Centex Corp..........................................................................       3,209,812
  76,000   Fleetwood Enterprises, Inc...........................................................       3,225,250
 141,000   Kaufman & Broad Home Corp............................................................       3,163,687

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  74,000   Pulte Corp...........................................................................  $    3,094,125
                                                                                                  --------------
                                                                                                      12,692,874
                                                                                                  --------------
           HOSPITAL MANAGEMENT (0.4%)
 103,000   Columbia/HCA Healthcare Corp.........................................................       3,051,375
  99,000   Tenet Healthcare Corp.*..............................................................       3,279,375
                                                                                                  --------------
                                                                                                       6,330,750
                                                                                                  --------------
           HOUSEHOLD FURNISHINGS & APPLIANCES (0.4%)
  87,000   Maytag Corp..........................................................................       3,246,187
  53,000   Whirlpool Corp.......................................................................       2,915,000
                                                                                                  --------------
                                                                                                       6,161,187
                                                                                                  --------------
           HOUSEHOLD PRODUCTS - NON-DURABLE (1.0%)
  40,000   Clorox Co............................................................................       3,162,500
  43,000   Colgate-Palmolive Co.................................................................       3,160,500
  76,000   Fort James Corp......................................................................       2,907,000
  61,000   Kimberly-Clark Corp..................................................................       3,008,062
  39,000   Procter & Gamble Co..................................................................       3,112,687
                                                                                                  --------------
                                                                                                      15,350,749
                                                                                                  --------------
           HOUSEWARES (0.8%)
  85,000   Fortune Brands, Inc..................................................................       3,150,312
  73,000   Newell Co............................................................................       3,102,500
 118,000   Rubbermaid, Inc......................................................................       2,950,000
 110,000   Tupperware Corp......................................................................       3,066,250
                                                                                                  --------------
                                                                                                      12,269,062
                                                                                                  --------------
           INSURANCE BROKERS (0.4%)
  54,000   Aon Corp.............................................................................       3,165,750
  39,000   Marsh & McLennan Cos., Inc...........................................................       2,907,937
                                                                                                  --------------
                                                                                                       6,073,687
                                                                                                  --------------
           INVESTMENT BANKING/BROKERAGE (0.4%)
  41,000   Merrill Lynch & Co., Inc.............................................................       2,990,437
  77,000   Schwab (Charles) Corp................................................................       3,229,187
                                                                                                  --------------
                                                                                                       6,219,624
                                                                                                  --------------
           LEISURE TIME - PRODUCTS (0.6%)
  98,000   Brunswick Corp.......................................................................       2,970,625
  99,000   Hasbro, Inc..........................................................................       3,118,500
  86,000   Mattel, Inc..........................................................................       3,203,500
                                                                                                  --------------
                                                                                                       9,292,625
                                                                                                  --------------
           LIFE & HEALTH INSURANCE (1.2%)
  42,000   Aetna Inc............................................................................       2,963,625
  65,000   Conseco, Inc.........................................................................       2,953,437
  38,500   Jefferson-Pilot Corp.................................................................       2,998,187
  75,000   Torchmark Corp.......................................................................       3,154,687
  29,000   Transamerica Corp....................................................................       3,088,500

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  60,000   UNUM Corp............................................................................  $    3,262,500
                                                                                                  --------------
                                                                                                      18,420,936
                                                                                                  --------------
           LODGING - HOTELS (0.6%)
  93,600   Hilton Hotels Corp...................................................................       2,784,600
  38,000   ITT Corp.*...........................................................................       3,149,250
  44,000   Marriot International, Inc...........................................................       3,047,000
                                                                                                  --------------
                                                                                                       8,980,850
                                                                                                  --------------
           MACHINERY - DIVERSIFIED (1.9%)
  48,000   Case Corp............................................................................       2,901,000
  60,000   Caterpillar Inc......................................................................       2,913,750
 113,000   Cincinnati Milacron, Inc.............................................................       2,930,937
  58,000   Cooper Industries, Inc...............................................................       2,842,000
  53,000   Deere & Co...........................................................................       3,090,563
  89,000   Dover Corp...........................................................................       3,215,125
  83,000   Harnischfeger Industries, Inc........................................................       2,930,938
  70,500   Ingersoll-Rand Co....................................................................       2,855,250
  27,000   NACCO Industries, Inc. (Class A).....................................................       2,894,063
  81,000   Timken Co............................................................................       2,784,375
                                                                                                  --------------
                                                                                                      29,358,001
                                                                                                  --------------
           MANUFACTURING - DIVERSIFIED (2.7%)
  60,000   Aeroquip-Vickers, Inc................................................................       2,943,750
  73,000   AlliedSignal, Inc....................................................................       2,842,438
  77,000   Corning, Inc.........................................................................       2,858,625
  69,000   Crane Co.............................................................................       2,992,875
  32,000   Eaton Corp...........................................................................       2,856,000
  54,000   Illinois Tool Works Inc..............................................................       3,246,750
  61,000   Johnson Controls, Inc................................................................       2,912,750
  33,500   Minnesota Mining & Manufacturing Co..................................................       2,749,094
  64,000   National Service Industries, Inc.....................................................       3,172,000
  73,000   Tenneco, Inc.........................................................................       2,883,500
  45,600   Textron Inc..........................................................................       2,850,000
  71,000   Thermo Electron Corp.*...............................................................       3,159,500
  73,000   Tyco International Ltd...............................................................       3,289,563
  40,000   United Technologies Corp.............................................................       2,912,500
                                                                                                  --------------
                                                                                                      41,669,345
                                                                                                  --------------
           MANUFACTURING - SPECIALIZED (1.0%)
  72,000   Avery Dennison Corp..................................................................       3,222,000
  59,000   Briggs & Stratton Corp...............................................................       2,865,188
  81,000   Millipore Corp.......................................................................       2,748,938
 135,000   Pall Corp............................................................................       2,792,813
  67,000   Parker-Hannifin Corp.................................................................       3,073,625
                                                                                                  --------------
                                                                                                      14,702,564
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           MEDICAL PRODUCTS & SUPPLIES (2.0%)
  97,000   Bard (C.R.), Inc.....................................................................  $    3,037,313
  72,000   Bausch & Lomb, Inc...................................................................       2,853,000
  57,000   Baxter International, Inc............................................................       2,874,938
  62,000   Becton, Dickinson & Co...............................................................       3,100,000
 131,000   Biomet, Inc..........................................................................       3,340,500
  65,000   Boston Scientific Corp.*.............................................................       2,981,875
  52,000   Guidant Corp.........................................................................       3,237,000
  63,000   Medtronic, Inc.......................................................................       3,295,688
  93,000   St. Jude Medical, Inc.*..............................................................       2,836,500
 103,000   United States Surgical Corp..........................................................       3,019,188
                                                                                                  --------------
                                                                                                      30,576,002
                                                                                                  --------------
           METALS & MINING (0.9%)
 123,000   ASARCO, Inc..........................................................................       2,759,813
 184,000   Cyprus Amax Minerals Co..............................................................       2,829,000
 178,000   Freeport-McMoran Copper & Gold, Inc. (Class B).......................................       2,803,500
 162,000   Inco Ltd. (Canada)...................................................................       2,754,000
  47,000   Phelps Dodge Corp....................................................................       2,925,750
                                                                                                  --------------
                                                                                                      14,072,063
                                                                                                  --------------
           MULTI-LINE INSURANCE (1.2%)
  30,000   American International Group, Inc....................................................       3,262,500
  17,000   CIGNA Corp...........................................................................       2,942,063
  34,000   Hartford Financial Services Group Inc................................................       3,181,125
  41,000   Lincoln National Corp................................................................       3,203,125
  28,000   Loews Corp...........................................................................       2,971,500
  59,000   Travelers Group, Inc.................................................................       3,178,625
                                                                                                  --------------
                                                                                                      18,738,938
                                                                                                  --------------
           OFFICE EQUIPMENT & SUPPLIES (0.4%)
 185,500   Moore Corp. Ltd. (Canada)............................................................       2,805,688
  35,000   Pitney Bowes, Inc....................................................................       3,147,813
                                                                                                  --------------
                                                                                                       5,953,501
                                                                                                  --------------
           OIL & GAS - EXPLORATION & PRODUCTION (0.2%)
  30,000   Burlington Northern Santa Fe Corp....................................................       2,788,125
                                                                                                  --------------
           OIL & GAS - REFINING & MARKETING (0.2%)
  57,000   Ashland, Inc.........................................................................       3,060,188
                                                                                                  --------------
           OIL & GAS DRILLING (1.4%)
  66,000   Baker Hughes, Inc....................................................................       2,879,250
  73,000   Dresser Industries, Inc..............................................................       3,061,438
  58,000   Halliburton Co.......................................................................       3,012,375
  44,000   Helmerich & Payne, Inc...............................................................       2,986,500
 103,000   Rowan Companies, Inc.*...............................................................       3,141,500
  39,000   Schlumberger Ltd.....................................................................       3,139,500

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  42,000   Western Atlas, Inc.*.................................................................  $    3,108,000
                                                                                                  --------------
                                                                                                      21,328,563
                                                                                                  --------------
           OIL - EXPLORATION & PRODUCTION (0.8%)
  47,000   Anardarko Petroleum Corp.............................................................       2,852,313
  85,000   Apache Corp..........................................................................       2,980,313
  71,000   Burlington Resources, Inc............................................................       3,181,688
 117,000   Oryx Energy Co.*.....................................................................       2,983,500
                                                                                                  --------------
                                                                                                      11,997,814
                                                                                                  --------------
           OIL INTEGRATED - DOMESTIC (1.9%)
  54,000   Amerada Hess Corp....................................................................       2,963,250
  36,000   Atlantic Richfield Co................................................................       2,884,500
  45,500   Kerr-McGee Corp......................................................................       2,880,719
 109,000   Occidental Petroleum Corp............................................................       3,195,063
  42,000   Pennzoil Co..........................................................................       2,806,125
  62,000   Phillips Petroleum Co................................................................       3,014,750
  71,000   Sun Co., Inc.........................................................................       2,986,438
 117,000   Union Pacific Resources Group, Inc...................................................       2,837,250
  75,000   Unocal Corp..........................................................................       2,910,938
  85,000   USX-Marathon Group...................................................................       2,868,750
                                                                                                  --------------
                                                                                                      29,347,783
                                                                                                  --------------
           OIL INTEGRATED - INTERNATIONAL (1.1%)
  33,000   Amoco Corp...........................................................................       2,809,125
  36,000   Chevron Corp.........................................................................       2,772,000
  48,000   Exxon Corp...........................................................................       2,937,000
  41,000   Mobil Corp...........................................................................       2,959,688
  54,000   Royal Dutch Petroleum Co. (ADR) (Netherlands)........................................       2,926,125
  53,000   Texaco, Inc..........................................................................       2,881,875
                                                                                                  --------------
                                                                                                      17,285,813
                                                                                                  --------------
           PAPER & FOREST PRODUCTS (1.8%)
  95,000   Boise Cascade Corp...................................................................       2,873,750
  64,000   Champion International Corp..........................................................       2,900,000
  47,000   Georgia-Pacific Corp.................................................................       2,855,250
  64,300   International Paper Co...............................................................       2,772,938
 148,000   Louisiana-Pacific Corp...............................................................       2,812,000
 100,000   Mead Corp............................................................................       2,800,000
  67,000   Potlatch Corp........................................................................       2,881,000
  90,000   Westvaco Corp........................................................................       2,829,375
  59,000   Weyerhaeuser Co......................................................................       2,894,688
  89,000   Willamette Industries, Inc...........................................................       2,864,688
                                                                                                  --------------
                                                                                                      28,483,689
                                                                                                  --------------
           PERSONAL CARE (0.6%)
  91,000   Alberto-Culver Co. (Class B).........................................................       2,917,688
  45,000   Avon Products, Inc...................................................................       2,761,875

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  31,000   Gillette Co..........................................................................  $    3,113,563
                                                                                                  --------------
                                                                                                       8,793,126
                                                                                                  --------------
           PHOTOGRAPHY/IMAGING (0.8%)
  49,000   Eastman Kodak Co.....................................................................       2,979,813
 110,000   Ikon Office Solutions, Inc...........................................................       3,093,750
  64,000   Polaroid Corp........................................................................       3,116,000
  40,000   Xerox Corp...........................................................................       2,952,500
                                                                                                  --------------
                                                                                                      12,142,063
                                                                                                  --------------
           PROPERTY - CASUALTY INSURANCE (1.6%)
  35,000   Allstate Corp........................................................................       3,180,625
  42,000   Chubb Corp...........................................................................       3,176,250
  20,500   Cincinnati Financial Corp............................................................       2,880,250
  14,500   General Re Corp......................................................................       3,074,000
  26,000   Progressive Corp.....................................................................       3,116,750
  57,000   SAFECO Corp..........................................................................       2,771,625
  35,000   St. Paul Companies, Inc..............................................................       2,872,188
 140,000   USF&G Corp...........................................................................       3,088,750
                                                                                                  --------------
                                                                                                      24,160,438
                                                                                                  --------------
           PUBLISHING (0.8%)
  59,000   Dow Jones & Co., Inc.................................................................       3,167,563
  44,000   McGraw-Hill, Inc.....................................................................       3,256,000
  90,000   Meredith Corp........................................................................       3,211,875
  50,500   Times Mirror Co. (Class A)...........................................................       3,105,750
                                                                                                  --------------
                                                                                                      12,741,188
                                                                                                  --------------
           PUBLISHING - NEWSPAPER (0.8%)
  53,000   Gannett Co., Inc.....................................................................       3,276,063
  54,000   Knight-Ridder Newspapers, Inc........................................................       2,808,000
  49,000   New York Times Co. (Class A).........................................................       3,240,125
  52,000   Tribune Co...........................................................................       3,237,000
                                                                                                  --------------
                                                                                                      12,561,188
                                                                                                  --------------
           RAILROADS (0.6%)
  53,000   CSX Corp.............................................................................       2,862,000
  92,000   Norfolk Southern Corp................................................................       2,834,750
  47,000   Union Pacific Corp...................................................................       2,934,563
                                                                                                  --------------
                                                                                                       8,631,313
                                                                                                  --------------
           RESTAURANTS (0.8%)
 274,000   Darden Restaurants, Inc..............................................................       3,425,000
  62,000   McDonald's Corp......................................................................       2,960,500
  98,000   TRICON Global Restaurants, Inc.*.....................................................       2,848,125
 133,000   Wendy's International, Inc...........................................................       3,200,313
                                                                                                  --------------
                                                                                                      12,433,938
                                                                                                  --------------

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           RETAIL - BUILDING SUPPLIES (0.6%)
  57,000   Home Depot, Inc......................................................................  $    3,355,875
  68,000   Lowe's Companies, Inc................................................................       3,242,750
 106,000   Sherwin-Williams Co..................................................................       2,941,500
                                                                                                  --------------
                                                                                                       9,540,125
                                                                                                  --------------
           RETAIL - COMPUTERS & ELECTRONICS (0.4%)
  80,000   Circuit City Stores, Inc.............................................................       2,845,000
  85,000   Tandy Corp...........................................................................       3,277,813
                                                                                                  --------------
                                                                                                       6,122,813
                                                                                                  --------------
           RETAIL - DEPARTMENT STORES (1.4%)
  84,000   Dillard Department Stores, Inc. (Class A)............................................       2,961,000
  73,000   Federated Department Stores, Inc.*...................................................       3,143,563
  57,000   Harcourt General, Inc................................................................       3,120,750
  56,000   May Department Stores Co.............................................................       2,950,500
  47,000   Mercantile Stores Co., Inc...........................................................       2,861,125
  49,000   Nordstrom, Inc.......................................................................       2,946,125
  48,500   Penney (J.C.) Co., Inc...............................................................       2,925,156
                                                                                                  --------------
                                                                                                      20,908,219
                                                                                                  --------------
           RETAIL - DRUG STORES (0.8%)
  50,000   CVS Corp.............................................................................       3,203,125
 102,000   Longs Drug Stores Corp...............................................................       3,276,750
  55,000   Rite Aid Corp........................................................................       3,227,813
 107,000   Walgreen Co..........................................................................       3,357,125
                                                                                                  --------------
                                                                                                      13,064,813
                                                                                                  --------------
           RETAIL - FOOD CHAINS (1.2%)
  69,000   Albertson's, Inc.....................................................................       3,268,875
 139,000   American Stores Co...................................................................       2,858,188
  88,000   Giant Food, Inc. (Class A)...........................................................       2,964,500
  97,000   Great Atlantic & Pacific Tea Co., Inc................................................       2,879,688
  89,000   Kroger Co.*..........................................................................       3,287,438
  73,000   Winn-Dixie Stores, Inc...............................................................       3,189,188
                                                                                                  --------------
                                                                                                      18,447,877
                                                                                                  --------------
           RETAIL - GENERAL MERCHANDISE (1.0%)
  74,000   Costco Companies, Inc.*..............................................................       3,297,625
  51,000   Dayton-Hudson Corp...................................................................       3,442,500
 253,000   Kmart Corp.*.........................................................................       2,925,313
  64,000   Sears, Roebuck & Co..................................................................       2,896,000
  82,000   Wal-Mart Stores, Inc. (Class A)......................................................       3,233,875
                                                                                                  --------------
                                                                                                      15,795,313
                                                                                                  --------------
           RETAIL - SPECIALTY (0.8%)
 105,000   AutoZone, Inc.*......................................................................       3,045,000
 123,000   Pep Boys-Manny, Moe & Jack...........................................................       2,936,625

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  97,000   Toys 'R' Us, Inc.*...................................................................  $    3,049,438
 145,000   Woolworth Corp.*.....................................................................       2,954,375
                                                                                                  --------------
                                                                                                      11,985,438
                                                                                                  --------------
           RETAIL - SPECIALTY APPAREL (0.8%)
 585,000   Charming Shoppes, Inc.*..............................................................       2,705,625
  93,000   Gap, Inc.............................................................................       3,295,688
 129,000   Limited (The), Inc...................................................................       3,289,500
  97,000   TJX Companies, Inc...................................................................       3,334,375
                                                                                                  --------------
                                                                                                      12,625,188
                                                                                                  --------------
           SAVINGS & LOAN COMPANIES (0.6%)
  47,000   Ahmanson (H.F.) & Co.................................................................       3,146,063
  33,000   Golden West Financial Corp...........................................................       3,227,813
  46,800   Washington Mutual, Inc...............................................................       2,983,500
                                                                                                  --------------
                                                                                                       9,357,376
                                                                                                  --------------
           SEMICONDUCTOR EQUIPMENT (0.4%)
  93,000   Applied Materials, Inc.*.............................................................       2,795,813
  72,000   KLA-Tencor Corp.*....................................................................       2,776,500
                                                                                                  --------------
                                                                                                       5,572,313
                                                                                                  --------------
           SPECIALTY PRINTING (0.6%)
  90,000   Deluxe Corp..........................................................................       3,105,000
  88,000   Donnelley (R.R.) & Sons Co...........................................................       3,278,000
 134,000   Harland (John H.) Co.................................................................       2,814,000
                                                                                                  --------------
                                                                                                       9,197,000
                                                                                                  --------------
           STEEL & IRON (1.3%)
 108,000   Allegheny Teledyne Inc...............................................................       2,794,500
 608,000   Armco, Inc...........................................................................       3,002,000
 343,000   Bethlehem Steel Corp.*...............................................................       2,958,375
 173,000   Inland Steel Industries, Inc.........................................................       2,962,625
  61,000   Nucor Corp...........................................................................       2,947,063
 102,000   USX-U.S. Steel Group, Inc............................................................       3,187,500
 174,000   Worthington Industries, Inc..........................................................       2,849,250
                                                                                                  --------------
                                                                                                      20,701,313
                                                                                                  --------------
           TELECOMMUNICATIONS - CELLULAR/WIRELESS (0.2%)
  78,000   Airtouch Communications, Inc.*.......................................................       3,241,875
                                                                                                  --------------
           TELECOMMUNICATIONS - LONG DISTANCE (0.8%)
  48,000   AT&T Corp............................................................................       2,940,000
  73,000   MCI Communications Corp..............................................................       3,125,313
  54,000   Sprint Corp..........................................................................       3,165,750
  90,000   WorldCom, Inc.*......................................................................       2,722,500
                                                                                                  --------------
                                                                                                      11,953,563
                                                                                                  --------------
           TELEPHONES (1.6%)
  76,000   Alltel Corp..........................................................................       3,120,750
  38,000   Ameritech Corp.......................................................................       3,059,000
  35,000   Bell Atlantic Corp...................................................................       3,185,000

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  56,000   BellSouth Corp.......................................................................  $    3,153,500
 126,400   Frontier Corp........................................................................       3,041,500
  62,000   GTE Corp.............................................................................       3,239,500
  41,000   SBC Communications, Inc..............................................................       3,003,250
  70,000   U.S. West Communications Group.......................................................       3,158,750
                                                                                                  --------------
                                                                                                      24,961,250
                                                                                                  --------------
           TEXTILES - APPAREL (0.7%)
 115,000   Fruit of the Loom, Inc. (Class A)*...................................................       2,946,875
  69,000   Liz Claiborne, Inc...................................................................       2,885,063
  99,000   Russell Corp.........................................................................       2,629,688
  65,000   VF Corp..............................................................................       2,985,938
                                                                                                  --------------
                                                                                                      11,447,564
                                                                                                  --------------
           TEXTILES - HOME FURNISHINGS (0.2%)
  59,000   Springs Industries, Inc. (Class A)...................................................       3,068,000
                                                                                                  --------------
           TOBACCO (0.4%)
  70,500   Philip Morris Companies, Inc.........................................................       3,194,531
  88,000   UST, Inc.............................................................................       3,250,500
                                                                                                  --------------
                                                                                                       6,445,031
                                                                                                  --------------
           TRUCKERS (0.4%)
  60,000   Caliber System, Inc..................................................................       2,921,250
  86,200   Ryder System, Inc....................................................................       2,823,050
                                                                                                  --------------
                                                                                                       5,744,300
                                                                                                  --------------
           UTILITIES - ELECTRIC (5.3%)
  61,000   American Electric Power Co., Inc.....................................................       3,149,125
  92,000   Baltimore Gas & Electric Co..........................................................       3,133,750
  75,000   Carolina Power & Light Co............................................................       3,182,813
 115,000   Central & South West Corp............................................................       3,112,188
  80,000   CINergy Corp.........................................................................       3,065,000
  77,000   Consolidated Edison Co. of New York, Inc.............................................       3,157,000
  74,000   Dominion Resources, Inc..............................................................       3,149,625
  93,900   DTE Energy Co........................................................................       3,257,156
  56,000   Duke Power Co........................................................................       3,101,000
 116,000   Edison International.................................................................       3,153,750
 105,000   Entergy Corp.........................................................................       3,143,438
 110,000   FirstEnergy Corp.*...................................................................       3,190,000
  52,000   FPL Group, Inc.......................................................................       3,077,750
  74,000   GPU, Inc.............................................................................       3,117,250
 120,000   Houston Industries, Inc..............................................................       3,202,500
 300,000   Niagara Mohawk Power Corp.*..........................................................       3,150,000
  54,000   Northern States Power Co.............................................................       3,145,500

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
 117,000   PacifiCorp...........................................................................  $    3,195,563
 128,000   PECO Energy Co.......................................................................       3,104,000
 105,000   PG & E Corp..........................................................................       3,195,938
 131,000   PP&L Resources, Inc..................................................................       3,135,813
 101,500   Public Service Enterprise Group, Inc.................................................       3,216,281
 121,000   Southern Co..........................................................................       3,130,875
  76,000   Texas Utilities Co...................................................................       3,158,750
 104,100   Unicom Corp..........................................................................       3,201,075
  73,000   Union Electric Co....................................................................       3,157,250
                                                                                                  --------------
                                                                                                      81,983,390
                                                                                                  --------------
           UTILITIES - NATURAL GAS (2.2%)
  47,000   Coastal Corp.........................................................................       2,911,063
  40,000   Columbia Gas System, Inc.............................................................       3,142,500
  53,000   Consolidated Natural Gas Co..........................................................       3,206,500
  70,000   Eastern Enterprises..................................................................       3,150,000
  76,000   Enron Corp...........................................................................       3,158,750
  74,000   NICOR, Inc...........................................................................       3,121,875
  77,000   ONEOK, Inc...........................................................................       3,108,875
  84,000   Pacific Enterprises..................................................................       3,160,500
  73,000   Peoples Energy Corp..................................................................       2,874,375
  62,000   Sonat, Inc...........................................................................       2,836,500
 113,000   Williams Companies, Inc..............................................................       3,206,375
                                                                                                  --------------
                                                                                                      33,877,313
                                                                                                  --------------
           WASTE MANAGEMENT (0.4%)
  83,500   Browning-Ferris Industries, Inc......................................................       3,089,500
 109,000   Waste Management Inc.................................................................       2,997,500
                                                                                                  --------------
                                                                                                       6,087,000
                                                                                                  --------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $952,652,210).......................................................   1,513,672,338
                                                                                                  --------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENTS (a) (1.8%)
           U.S. GOVERNMENT AGENCY
$ 27,000   Federal Home Loan Banks 5.75% due 01/02/98
             (AMORTIZED COST $26,995,687).......................................................  $   26,995,687
                                                                                                  --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $979,647,897) (b)......................................................   99.6 %   1,540,668,025

OTHER ASSETS IN EXCESS OF LIABILITIES...................................................    0.4         6,410,555
                                                                                          ------  ---------------

NET ASSETS..............................................................................  100.0 % $ 1,547,078,580
                                                                                          ------  ---------------
                                                                                          ------  ---------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $587,923,802 and the aggregate gross unrealized depreciation is $26,903,674, resulting in net unrealized appreciation of $561,020,128.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $979,647,897)............................................................  $1,540,668,025
Receivable for:
    Investments sold........................................................................      29,089,362
    Shares of beneficial interest sold......................................................       3,119,823
    Dividends...............................................................................       2,077,469
Prepaid expenses and other assets...........................................................          80,003
                                                                                              --------------
     TOTAL ASSETS...........................................................................   1,575,034,682
                                                                                              --------------
LIABILITIES:
Payable for:
    Investments purchased...................................................................      24,215,572
    Plan of distribution fee................................................................       1,080,222
    Shares of beneficial interest repurchased...............................................         762,016
    Dividends and distributions to shareholders.............................................         754,774
    Investment management fee...............................................................         628,434
Payable to bank.............................................................................         290,609
Accrued expenses............................................................................         224,475
                                                                                              --------------
     TOTAL LIABILITIES......................................................................      27,956,102
                                                                                              --------------
     NET ASSETS.............................................................................  $1,547,078,580
                                                                                              --------------
                                                                                              --------------
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $  961,095,086
Net unrealized appreciation.................................................................     561,020,128
Accumulated undistributed net investment income.............................................         685,808
Accumulated undistributed net realized gain.................................................      24,277,558
                                                                                              --------------
     NET ASSETS.............................................................................  $1,547,078,580
                                                                                              --------------
                                                                                              --------------
CLASS A SHARES:
Net Assets..................................................................................     $10,422,626
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................         300,705
     NET ASSET VALUE PER SHARE..............................................................          $34.66
                                                                                              --------------
                                                                                              --------------

     MAXIMUM OFFERING PRICE PER SHARE,
     (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................          $36.58
                                                                                              --------------
                                                                                              --------------
CLASS B SHARES:
Net Assets..................................................................................  $1,491,829,869
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................      43,027,281
     NET ASSET VALUE PER SHARE..............................................................          $34.67
                                                                                              --------------
                                                                                              --------------
CLASS C SHARES:
Net Assets..................................................................................      $4,456,012
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................         128,640
     NET ASSET VALUE PER SHARE..............................................................          $34.64
                                                                                              --------------
                                                                                              --------------
CLASS D SHARES:
Net Assets..................................................................................     $40,370,073
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       1,164,271
     NET ASSET VALUE PER SHARE..............................................................          $34.67
                                                                                              --------------
                                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)*

NET INVESTMENT INCOME:

INCOME
Dividends (net of $36,988 foreign withholding tax)............................................  $ 12,494,366
Dividends from affiliates (Note 4)............................................................        18,053
Interest......................................................................................     1,131,974
                                                                                                ------------

     TOTAL INCOME.............................................................................    13,644,393
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................         7,049
Plan of distribution fee (Class B shares).....................................................     5,787,711
Plan of distribution fee (Class C shares).....................................................        12,914
Investment management fee.....................................................................     3,453,706
Transfer agent fees and expenses..............................................................       585,568
Licensing fees................................................................................       113,000
Registration fees.............................................................................        78,874
Shareholder reports and notices...............................................................        51,397
Custodian fees................................................................................        51,030
Professional fees.............................................................................        30,208
Trustees' fees and expenses...................................................................         7,257
Other.........................................................................................         6,146
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    10,184,860
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................     3,459,533
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain.............................................................................    54,502,716
Net change in unrealized appreciation.........................................................    74,795,136
                                                                                                ------------

     NET GAIN.................................................................................   129,297,852
                                                                                                ------------

NET INCREASE..................................................................................  $132,757,385
                                                                                                ------------
                                                                                                ------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                       FOR THE SIX
                                                      MONTHS ENDED       FOR THE YEAR
                                                      DECEMBER 31,           ENDED
                                                          1997*          JUNE 30, 1997
---------------------------------------------------------------------------------------

                                                       (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.............................  $     3,459,533     $     6,882,589
Net realized gain.................................       54,502,716          29,310,632
Net change in unrealized appreciation.............       74,795,136         223,988,603
                                                    -----------------   ---------------

     NET INCREASE.................................      132,757,385         260,181,824
                                                    -----------------   ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares................................          (63,581)          --
    Class B shares................................       (5,643,366)         (6,849,389)
    Class C shares................................          (16,505)          --
    Class D shares................................         (276,561)          --
Net realized gain
    Class A shares................................         (358,348)          --
    Class B shares................................      (53,722,119)        (20,247,286)
    Class C shares................................         (148,997)          --
    Class D shares................................       (1,403,319)          --
                                                    -----------------   ---------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS............      (61,632,796)        (27,096,675)
                                                    -----------------   ---------------
Net increase from transactions in shares of
  beneficial interest.............................      106,216,623         175,057,823
                                                    -----------------   ---------------

     NET INCREASE.................................      177,341,212         408,142,972

NET ASSETS:
Beginning of period...............................    1,369,737,368         961,594,396
                                                    -----------------   ---------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
    OF $685,808 AND $3,226,288, RESPECTIVELY).....  $ 1,547,078,580     $ 1,369,737,368
                                                    -----------------   ---------------
                                                    -----------------   ---------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Value-Added Market Series - Equity Portfolio (the "Fund") is registered under the Investment Company Act of 1940, amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are included in the Standard & Poor's 500 Composite Stock Price Index. The Fund was organized as a Massachusetts business trust on May 27, 1987 and commenced operations on December 1, 1987. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., designated as Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under

DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997 (UNAUDITED) CONTINUED

procedures established by and under the general supervision of the Trustees; and
(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to

DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997 (UNAUDITED) CONTINUED

the portion of daily net assets not exceeding $500 million; 0.45% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion and 0.425% to the portion of daily net assets exceeding $1 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997 (UNAUDITED) CONTINUED

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $63,734,874 at December 31, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended December 31, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended December 31, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $77, $648,363 and $5,770, respectively and received $121,816 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended December 31, 1997 aggregated $193,189,711 and $139,918,183, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $173,620 and $629,964, respectively. Also included in the aforementioned are sales of common stock of Morgan Stanley, Dean Witter, Discover & Co., an affiliate of the Investment Manager, of $609,236 as well as a realized gain of $350,650.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $3,100.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during

DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997 (UNAUDITED) CONTINUED

the last five years of service. Aggregate pension costs for the six months ended December 31, 1997, included in Trustees' fees and expenses in the Statement of Operations, amounted to $824. At December 31, 1997, the Fund had an accrued pension liability of $82,873 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                             FOR THE SIX                     FOR THE YEAR
                                                                            MONTHS ENDED                        ENDED
                                                                         DECEMBER 31, 1997+                 JUNE 30, 1997
                                                                   -------------------------------   ----------------------------
                                                                             (UNAUDITED)
                                                                      SHARES           AMOUNT           SHARES         AMOUNT
                                                                   ------------   ----------------   ------------   -------------
CLASS A SHARES*
Sold.............................................................       307,536   $     10,939,550        --             --
Reinvestment of dividends and distributions......................        10,591            362,114        --             --
Redeemed.........................................................       (17,422)          (629,244)       --             --
                                                                   ------------   ----------------   ------------   -------------
Net increase -- Class A..........................................       300,705         10,672,420        --             --
                                                                   ------------   ----------------   ------------   -------------
CLASS B SHARES
Sold.............................................................     4,657,251        163,734,891     13,005,357   $ 378,425,492
Reinvestment of dividends and distributions......................     1,584,986         54,222,347        865,747      24,803,673
Redeemed.........................................................    (3,720,480)      (130,787,590)    (7,810,681)   (228,171,342)
                                                                   ------------   ----------------   ------------   -------------
Net increase -- Class B..........................................     2,521,757         87,169,648      6,060,423     175,057,823
                                                                   ------------   ----------------   ------------   -------------
CLASS C SHARES*
Sold.............................................................       147,005          5,184,830        --             --
Reinvestment of dividends and distributions......................         4,390            150,050        --             --
Redeemed.........................................................       (22,755)          (811,889)       --             --
                                                                   ------------   ----------------   ------------   -------------
Net increase -- Class C..........................................       128,640          4,522,991        --             --
                                                                   ------------   ----------------   ------------   -------------
CLASS D SHARES*
Sold.............................................................       157,296          5,522,983        --             --
Reinvestment of dividends and distributions......................        49,109          1,679,529        --             --
Redeemed.........................................................       (94,172)        (3,350,948)       --             --
                                                                   ------------   ----------------   ------------   -------------
Net increase -- Class D..........................................       112,233          3,851,564        --             --
                                                                   ------------   ----------------   ------------   -------------
Net increase in Fund.............................................     3,063,335   $    106,216,623      6,060,423   $ 175,057,823
                                                                   ------------   ----------------   ------------   -------------
                                                                   ------------   ----------------   ------------   -------------

---------------------

 +   On July 28, 1997, 1,052,038 shares representing $36,600,402 were transferred to Class D.
 *   For the period July 28, 1997 (issue date) through December 31, 1997.

6. FEDERAL INCOME TAX STATUS

As of December 31, 1997, the Fund had temporary book/tax differences which were primarily attributable to capital loss deferrals on wash sales.

DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                               FOR THE SIX MONTHS
                               ENDED DECEMBER 31,                FOR THE YEAR ENDED JUNE 30
                                    1997*++        ------------------------------------------------------
                                  (UNAUDITED)        1997       1996        1995       1994       1993
---------------------------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE OPERATING
PERFORMANCE:

Net asset value, beginning of
 period....................... $      32.96        $   27.09  $   23.06  $    19.23  $   19.17  $   16.29
                                     ------        ---------  ---------  ----------  ---------  ---------

Net investment income.........         0.08             0.17       0.18        0.19       0.14       0.14

Net realized and unrealized
 gain.........................         3.07             6.41       4.23        3.88       0.30       2.86
                                     ------        ---------  ---------  ----------  ---------  ---------

Total from investment
 operations...................         3.15             6.58       4.41        4.07       0.44       3.00
                                     ------        ---------  ---------  ----------  ---------  ---------

Less dividends and
 distributions from:
   Net investment income......        (0.14)           (0.18)     (0.26)      (0.09)     (0.09)     (0.12)
   Net realized gain..........        (1.30)           (0.53)     (0.12)      (0.15)     (0.29)    --
                                     ------        ---------  ---------  ----------  ---------  ---------

Total dividends and
 distributions................        (1.44)           (0.71)     (0.38)      (0.24)     (0.38)     (0.12)
                                     ------        ---------  ---------  ----------  ---------  ---------

Net asset value, end of
 period....................... $      34.67        $   32.96  $   27.09  $    23.06  $   19.23  $   19.17
                                     ------        ---------  ---------  ----------  ---------  ---------
                                     ------        ---------  ---------  ----------  ---------  ---------

TOTAL INVESTMENT RETURN+......         9.60%(1)        24.71%     19.27%      21.41%      2.26%     18.50%

RATIOS TO AVERAGE NET ASSETS:
Expenses......................         1.37%(2)         1.45%      1.51%       1.64%      1.68%      1.71%
Net investment income.........         0.44%(2)         0.62%      0.81%       1.01%      0.86%      0.86%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions.....................       $1,492           $1,370       $962        $642       $456       $311

Portfolio turnover rate.......           10%(1)           11%        10%         11%        19%         6%

Average commission rate
 paid.........................     $ 0.0301         $ 0.0304   $ 0.0302      --         --         --

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., have been designated Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                          DECEMBER 31,
                                                                             1997++
----------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 34.79
                                                                             ------
Net investment income.................................................         0.16
Net realized and unrealized gain......................................         1.24
                                                                             ------
Total from investment operations......................................         1.40
                                                                             ------
Less dividends and distributions from:
   Net investment income..............................................        (0.23)
   Net realized gain..................................................        (1.30)
                                                                             ------
Total dividends and distributions.....................................        (1.53)
                                                                             ------
Net asset value, end of period........................................      $ 34.66
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................         4.09%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.84%(2)
Net investment income.................................................         1.09%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................           $10,423
Portfolio turnover rate...............................................           10%(1)
Average commission rate paid..........................................     $ 0.0301

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 34.79
                                                                             ------
Net investment income.................................................         0.05
Net realized and unrealized gain......................................         1.24
                                                                             ------
Total from investment operations......................................         1.29
                                                                             ------
Less dividends and distributions from:
   Net investment income..............................................        (0.14)
   Net realized gain..................................................        (1.30)
                                                                             ------
Total dividends and distributions.....................................        (1.44)
                                                                             ------
Net asset value, end of period........................................      $ 34.64
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................         3.77%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.59%(2)
Net investment income.................................................         0.32%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $ 4,456
Portfolio turnover rate...............................................           10%(1)
Average commission rate paid..........................................     $ 0.0301

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                          DECEMBER 31,
                                                                             1997++
----------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $ 34.79
                                                                             ------

Net investment income.................................................         0.20

Net realized and unrealized gain......................................         1.24
                                                                             ------

Total from investment operations......................................         1.44
                                                                             ------

Less dividends and distributions from:
   Net investment income..............................................        (0.26)
   Net realized gain..................................................        (1.30)
                                                                             ------

Total dividends and distributions.....................................        (1.56)
                                                                             ------

Net asset value, end of period........................................      $ 34.67
                                                                             ------
                                                                             ------

TOTAL INVESTMENT RETURN+..............................................         4.19%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.58%(2)

Net investment income.................................................         1.36%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................          $ 40,370

Portfolio turnover rate...............................................           10%(1)

Average commission rate paid..........................................     $ 0.0301

---------------------

 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER
VALUE-ADDED
MARKET SERIES
EQUITY PORTFOLIO


[PHOTO]


SEMIANNUAL REPORT
DECEMBER 31, 1997


TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Kenton J. Hinchliffe
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.